Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of Consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation.

The Group evaluates its business activities and arrangements with the entities that operate the franchised-and-managed hotels to identify potential variable interest entities. Generally, these entities qualify for the business scope exception; therefore, consolidation is not appropriate under the variable interest entity consolidation guidance.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences could be material to the consolidated financial statements.

2.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Use of estimates (continued)

The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts receivable, impairment of loans receivable, impairment of equity-method investment, the useful lives and impairment of property and equipment and intangible assets, valuation allowance for deferred tax assets, impairment of goodwill, average life of memberships, costs of awarded products and services related to its membership program and share-based compensation arrangements (Note 15).

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents include cash on hand and time deposits placed with commercial banks or other financial institutions. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted Cash	Restricted cash Restricted cash comprise of deposits pledged with banks as security in relation to the guarantee for lease agreement and the guarantees for short-term debt (note 10).
Short-term Investments

Short-term investments

Short-term investments include one-year time deposits and investments in wealth management products, where certain deposits with variable interest rates or where principal amounts are not guaranteed, are placed with certain financial institutions. The Group accounts for short-term investments in accordance with ASC topic 320 (“ASC 320”), Investments – Debt and Equity Securities.  The Group classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The securities that the Group has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.

2.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Short-term investments (continued)

As of December 31, 2017 and 2018, wealth management products amount to RMB70,000,000 and RMB685,512,063 (USD99,703,594), respectively, whereas time deposits were RMB711,850,000 and nil, respectively. Realized gains from time deposits of RMB11,709,574, nil and RMB2,935,815(USD 426,997) were recognized for the years ended December 31, 2016, 2017 and 2018, respectively.

Trading Securities

Trading securities

The Group accounts for its investments in equity securities in accordance with ASC Subtopic 320 (“ASC 320”), Investments – Debt and Equity Securities. ASC 320 classifies the investments in equity securities as “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by the accounting standard for financial instruments. These securities are generally held for resale in anticipation of short-term market movements and therefore the Group classifies them as trading securities which are carried at fair value at each balance sheet date. Gains and losses, both realized and unrealized, are included in gains (losses) from trading securities in the consolidated statements of comprehensive income. As of December 31, 2017 and 2018, the trading securities amounted to RMB307,754,960 and RMB307,693,782 (USD44,752,204), respectively. The realized gains of RMB24,236,815, RMB22,565,408 and RMB14,381,423 (USD2,091,691) were recognized for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2016, 2017 and 2018, there were unrealized gains of RMB95,052,226, RMB110,983,805 and RMB38,827,430 (USD5,647,215) respectively.

Accounts Receivable, Net of Allowance for Doubtful Accounts

Accounts receivable, net of allowance for doubtful accounts

Trade receivables mainly consist of franchise fees receivable, rental amounts due from individual and corporate customers and travel agents, and sublease rental receivables due from third-party merchandisers, which are recognized and carried at the original invoice amounts less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific franchisees, customers, and merchandisers. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories

Inventories

Inventories mainly consist of small appliances, bedding and daily consumables. Small appliances and bedding are stated at cost, less accumulated amortization, and are amortized over their estimated useful lives, generally one year, from the time they are put into use. Daily consumables are expensed when used.

Loans Receivable

Loans receivable

Loans receivable are carried at the original loan principal and accrued interest based on the contract rate, less an allowance for uncollectible accounts, as appropriate. The allowance for uncollectible accounts is estimated based on an assessment of the payment history, the existence of collateral, current information and events, and the facts and circumstances around the credit risk of the debtors.

Property and Equipment, Net

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight line method over the following expected useful lives:

Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Long-term Investments

The Company’s long-term investments consist of cost method investments and equity method investments.

The Group accounts for the investment in an unlisted entity of which the Group owns less than 20% of the voting securities and does not have the ability to exercise significant influence over operating and financial policies of the entity as cost-method investment in accordance to ASC325-20, Investments – Other: Cost Method Investments. The Group’s cost-method investment is carried at historical cost in its consolidated financial statements and measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment's cost over its fair value when the impairment is deemed other-than-temporary.

The Group uses the equity method in accordance to ASC323-10, Investments – Equity Method and Joint Ventures: Overall, to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, generally accompanying a shareholding of between 20% and 50% of the voting rights. The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive income. Equity method adjustments include the Group’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Group’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. The Group assesses its equity investment for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

No impairment loss was recognized in any of the periods presented.

Business Combinations

Business combinations

The Group accounts for all business combinations under the purchase method in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable net assets acquired, liabilities assumed and noncontrolling interest is based on various assumptions and valuation methodologies requiring considerable judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the acquiree’s current business model and industry comparisons. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from forecasted amounts and the differences could be material.

Intangible Assets

Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion, and are measured at fair value upon acquisition. Favorable leases from such business combination transactions are amortized over the remaining operating lease term. Reacquired rights represent the franchise right the Group previously granted to the acquiree through franchise agreements and are amortized over the next renewal date in the applicable agreement.

Amortization is computed using the straight-line method over the following estimated useful lives:

Trademark	10 years
Network rights	10 years
Purchased software	5 years
Favorable leases	the remaining lease term
Reacquired rights	the remaining franchise term

The Group does not have any indefinite-lived intangibles other than goodwill.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets acquired less liabilities assumed of an acquired business. The Group’s goodwill at December 31, 2017 and 2018 was related to its acquisition of subsidiaries and business. The Group follows ASC subtopic 350-20, Intangibles-Goodwill and Other: Goodwill. Goodwill and business acquired in a business combination are not amortized, but instead tested for impairment at least annually, or more frequently if certain circumstances indicate a possible impairment may exist.

In accordance to ASC 350-20, the Group has assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group has determined that it has one reporting unit, which is also its only reportable segment.

The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20, Testing Goodwill for Impairment. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

In 2017 and 2018, the Group performed a qualitative assessment for the reporting unit. Based on the requirements of ASC350-20, the Group evaluated all relevant factors, weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of the reporting unit, and further impairment testing on goodwill was not necessary as of December 31, 2017 and 2018.

Impairment of Long-lived Assets

Impairment of long-lived assets

The Group evaluates impairment of its long-lived assets to be held and used, including property and equipment, definite-lived intangible assets and other non-current assets, when events or changes in circumstances indicate, in management’s judgment, that the carrying value of such assets may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment-Overall. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount that the carrying value exceeds the estimated fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets. The Group recognized an impairment loss of nil, nil and RMB5,008,677 (USD728,482) in “other operating expense” during the years ended December 31, 2016, 2017 and 2018, respectively.

Accruals for Membership Program Policy

Accruals for membership program

The Group invites its customers to participate in a membership program. The Group has four tiers of membership – E-membership, R-membership, gold membership and platinum membership. A one-time membership fee is charged for new members except for the E-membership. The membership automatically expires after two years in the event of non-usage. The membership is automatically renewed if used at least once within a two-year period. Members enjoy discounts on room rates, priority in hotel reservation, and accumulate membership points for their paid stays, which can be redeemed for membership upgrades, room night awards and other gifts within two years after the points are earned. The estimated incremental costs to provide gifts, membership upgrades and room night awards are accrued and recorded as selling and marketing expenses in the consolidated statements of comprehensive income. As members redeem awards or their entitlements expire, the provision is reduced correspondingly. The Group’s estimated liabilities for those points that are expected to be redeemed in the future include breakage for points that are not expected to be redeemed or claimed by its members based on historical data. As of December 31, 2016, 2017 and 2018, the accruals for membership program amounted to RMB7,034,452, RMB19,684,705 and RMB22,259,376 (USD3,237,492), respectively, based on the estimated liabilities under the membership program, and were recorded in accrued expenses and other current liabilities in the consolidated balance sheets.

Deferred Revenue

Deferred revenue

Deferred revenue generally consists of initial franchise fees received from franchisees prior to the Group fulfilling its service commitments as a franchisor, cash received for membership fees, and advance rental payments the Group has received for subleased properties to third-party merchandisers.

Advance from Customers

Advance from customers

Advance from customers consists of advance rental payments from hotel guests and prepaid membership fees from franchisees. Proceeds from the sale of membership cards to franchisees are initially recognized as advance from customers and reclassified to deferred revenue upon sale to the end users.

Revenue Recognition

Revenue recognition

Revenues from leased-and-operated hotels are primarily derived from hotel operations, including the rental of rooms and food and beverage sales. The Group recognizes revenues when all of the following have occurred: persuasive evidence of arrangement with the customer, services have been performed, fees are fixed or determinable and collectability of the fees is reasonably assured, as prescribed by ASC 605-10, Revenue Recognition, Overall. These criteria as related to Group revenues are considered to have been met as follows:

Revenue is recognized when rooms are occupied and food and beverages are sold.

Sublease rental revenues are derived from subleasing partial space of the leased-and-operated hotels to third-parties, which are recognized on a straight-line basis over the contractual lease term. The sublease rental revenue is recorded in leased-and-operated hotels revenue in the consolidated statements of comprehensive income amounted to RMB27,234,661, RMB42,218,264 and RMB53,852,195 (USD 7,832,477) for the years ended December 31, 2016, 2017 and 2018, respectively.

Revenues from franchised-and-managed hotels are derived from franchise agreements where the franchisees are required to pay (i) an initial one-time non-refundable franchise fee, and (ii) continuing franchise fees, which mainly consist of on-going management and service fees based on a certain percentage of the room revenues of the franchised-and-managed hotels and central reservation system (“CRS”) usage fee based on a fixed rate per transaction. The one-time franchise fee is recognized when the Group has fulfilled all its commitments and obligations, including the assistance to the franchisees in property design, leasehold improvement, construction project management, systems installation, personnel recruiting and training, which is generally when the franchised-and-managed hotel opens for business. The ongoing management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. The CRS usage fees are recognized when the services are provided.

In addition, the Group designates hotel managers to certain hotels and accounts for hotel manager fees related to the hotels under the franchise program as revenues. Pursuant to the franchise-and-management agreements, the Group charges the franchisees fixed hotel manager fees to compensate the Group for the franchised-and-managed hotel managers’ salaries, social welfare benefits and certain other out-of-pocket expenses as incurred. The hotel manager fee is recognized as revenue on a monthly basis. During the years ended December 31, 2016, 2017 and 2018, the hotel manager fees that were recognized as part of franchised-and-managed hotels revenue were RMB70,433,507, RMB83,482,652 and RMB99,185,965 (USD14,426,000), respectively.

One-time fees from the sale of membership cards under the Group’s paid membership program are recognized on a straight-line basis over the estimated life of the membership. The Group monitors its membership activity patterns to re-assess the estimated lives of memberships based on the Group’s historical membership data on a periodic basis to reflect changes in membership retention. Revisions to the estimated lives of memberships are accounted for as a change in accounting estimate prospectively in accordance with ASC Topic 250, Accounting Changes and Error Corrections (“ASC 250”). The estimated lives are estimated to be three to five years depending on membership level.

Business Tax and Related Tax Surcharges Policy

Business tax and related tax surcharges

The Group is subject to business tax, education surtax and urban maintenance and construction tax, on the services provided in the PRC until April 2016. Business tax and related surcharges are based on revenues at rates ranging from 5% to 5.65% and are recorded as a reduction of revenues.

On March 23, 2016, the Ministry of Finance of China and the State Administration of Taxation of China jointly issued the Circular on the Nationwide Implementation of Pilot Program for the Collection of Value Added-Tax Instead of Business Tax, or Circular 36, which became effective on May 1, 2016. Subsequent to the effectiveness of Circular 36, most of the Group’s PRC subsidiaries’ business will be subject to value-added tax, or VAT, at a rate of 6% and they would be permitted to offset input VAT by providing valid VAT invoices received from vendors against their VAT liability.
Advertising and Promotional Expenses

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income as incurred, and amounted to RMB10,379,012, RMB11,369,822 and RMB15,654,573 (USD2,276,863) for the years ended December 31, 2016, 2017 and 2018, respectively.

Government Subsidies

Government subsidies

Government subsidies are received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. Such subsidies allow the Group full discretion to utilize the funds and are used by the Group for general corporate purposes. During the years ended December 31, 2016, 2017 and 2018, the Group received financial subsidies of RMB8,632,105, RMB10,220,995 and RMB15,150,107 (USD2,203,492), respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other operating income when received as the amount of the subsidies and the timing of payment are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive any or similar subsidies in the future.

Interest Income and Other, Net

Interest income and other, net

Interest income and other, net consists primarily of interest income, and to a much lesser extent foreign exchange gains or losses. Interest income is mainly generated from bank deposits and other interest earning financial assets and is recognized on an accrual basis using the effective interest method.

Leases

Leases

Leases are classified as capital or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a capital lease. The Group did not have any leases that qualified as capital leases for the years ended December 31, 2017 and 2018. The Group leases hotel space under certain operating lease agreements. Certain of the lease agreements contain rent holidays and rent escalation provisions. Rent holidays and rent escalation provisions are considered in determining straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease. The excess of rent expense and rent paid, as the case may be for respective leases, is recorded as deferred rent. Rental expenses amounted to RMB66,416,232, RMB60,839,102 and RMB78,272,335 (USD11,384,239) for the years ended December 31,2016, 2017 and 2018, respectively.

Income Taxes

Income taxes

Income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or change in tax status is recognized in income in the period the change in tax status occurs or the change in tax rates or tax law is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some or all of the deferred tax assets will not be realized.

In accordance with ASC subtopic 740-10, Income Taxes, Overall, the Group recognizes the benefit of a tax position if the tax position is more likely than not to prevail based on the technical merits of the tax position. Tax positions that meet the “more likely than not” threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit or appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each tax audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Group has elected to include interest and penalties related to an uncertain tax position in “income tax expense (benefit)” in the consolidated statements of comprehensive income.

For the annual period ended December 31, 2018, the Company adopted ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, and classified all deferred income tax assets as noncurrent on the consolidated balance sheets on a prospectively basis.

Foreign Currency Translation and Transactions

Foreign currency translation and transactions

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company, GreenTree Samoa, GreenTree Suites, PHI and the entities incorporated in Hong Kong is the United States dollar (“USD”). The financial records of GTWH and the other PRC subsidiaries of GreenTree Samoa, GreenTree Suites, PHI, and GTWH are maintained in the local currency, the Renminbi (“RMB”), which is their functional currency.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing on the transaction dates. Transaction gains and losses are recognized in “interest income and other, net” in the consolidated statements of comprehensive income.

Assets and liabilities are translated into RMB at the exchange rate at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive income.

Convenience Translation Policy

Convenience translation

Translations of amounts from RMB into U.S. dollars and HKD into U.S. dollars are solely for the convenience of the reader and were calculated at the noon buying rate of USD1 to RMB6.8755 and USD1 to HKD7.8316 on December 31, 2018, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2018, or at any other rate.

Fair Value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Group follows ASC subtopic 820-10, Fair Value Measurements and Disclosures, which establishes a three-tier fair value hierarchy, and prioritizes the inputs used in measuring fair value as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Trading securities, representing the equity investment with intent for resale in anticipation of short-term market movement, are recorded at fair values at each balance sheet date.

The carrying values of other financial instruments, which consist of cash and cash equivalents, accounts receivable, loans receivable, amounts due from related parties, accounts payable and amounts due to related parties are recorded at cost which approximates their fair value due to the short-term nature of these instruments. The Group does not use derivative instruments to manage risks.

2.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Fair value (continued)

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value as of December 31, 2017 and 2018:

		Fair Value Measurements at Reporting Date Using
Description	Year Ended December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Trading securities	307,754,960	307,754,960	–	–
Short-term investments	781,850,000	711,850,000	70,000,000	–
	1,089,604,960	1,019,604,960	70,000,000	–

		Fair Value Measurements at Reporting Date Using
Description	Year Ended December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Trading securities	307,693,782	307,693,782	–	–
Short-term investments	685,512,063	–	685,512,063	–
	993,205,845	307,693,782	685,512,063	–

Comprehensive Income

Comprehensive income

Comprehensive income is defined as the increase in equity of the Group during a year from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive loss of the Group includes the foreign currency translation adjustments.

Segment Reporting

Segment reporting

The Group operates and manages its business as a single segment. The Group’s chief operating decision maker has been identified as the CEO of the Group. The results of operations of the Group are regularly reviewed by the Chief Executive Officer on a consolidated basis. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Comparative Information	Comparative information Certain of the prior year comparative figures have been reclassified to conform to the current year’s presentation.
Employee Benefits

Employee benefits

The full-time employees of the Group’s PRC subsidiaries participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiary of the Group to make contributions to the government for these benefits beyond the contribution made. The total amounts for such employee benefits, which were expensed as incurred, RMB21,410,446, RMB22,859,925 and RMB22,289,686 (USD 3,241,900) for the years ended December 31, 2016, 2017 and 2018, respectively.

Share-based Compensation

Share-based compensation

Share based awards granted to employees are accounted for under ASC 718, “Compensation—Stock Compensation”, which requires that such equity awards granted to employees be measured based on the grant date fair value and recognized as compensation expense a) immediately at grant date if no vesting conditions are required; or b) using accelerated method, net of estimated forfeitures, over the requisite service period, which is the vesting period.

Earnings Per Share

Earnings per share

Class A and Class B ordinary shares have the same rights with regard to dividends and distributions upon liquidation of the Group. Net income is allocated on a pro rata basis to the Class A and Class B ordinary shares to the extent that each class shares in income for the period. Basic EPS for each class of ordinary shares is computed by dividing net income attributable to that class by the weighted average number of ordinary shares outstanding of that class for the period. Diluted earnings per share is calculated by dividing net income attributable to the Class A and Class B ordinary shares as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Concentration of Credit Risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related and loans receivable. As of December 31, 2017, the Group had RMB917,808,935, RMB 22,172,389 and RMB5,325,418 held in cash and bank deposits by entity located in the PRC, Cayman Island and Hong Kong, respectively. As of December 31, 2018, the Group had RMB 538,780,644 (USD78,362,395), RMB721,573,480 (USD104,948,510) and RMB5,621,368 (USD817,594) held in cash and bank deposits by entity located in the PRC, Cayman Island and Hong Kong, respectively. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

The Group conducts credit evaluations on its customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

The Group made loans to third-party individuals who are former franchisees, third-party corporates and third-party franchisees under loan agreements and is exposed to credit risk in case of defaults by the debtors. The maximum amount of loss due to credit risk is limited to the total outstanding principal plus accrued interest on the balance sheet date. As of December 31, 2017, and 2018, there were RMB6,600,000 and RMB106,549,431 (USD15,496,972) of loans receivable outstanding. The Group evaluates and monitors the credit worthiness of the debtors and records an allowance for uncollectible accounts based on an assessment of the payment history, the existence of collateral, current information and events, and the facts and circumstances around the credit risk of the debtor.

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Currency Convertibility Risk

Currency Convertibility Risk

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized by the PRC government to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign Currency Exchange Rate Risk

Foreign Currency Exchange Rate Risk

The functional currency of the Company is USD, and the reporting currency is RMB. Since July 21, 2005, RMB has been permitted by the PRC government to fluctuate within a managed band against a basket of certain foreign currencies. The depreciation of the USD against RMB in 2017 was approximately 6.3% and the appreciation is 5.7% in 2018, respectively. Any significant revaluation of RMB may materially and adversely affect the cash flows, operating results and financial position of the Group. As a result, an appreciation of RMB against USD would result in foreign currency translation loss when translating the net assets of the Group from USD into RMB.

For the years ended December 31, 2016, 2017 and 2018, the net foreign currency translation gain resulting from the translation from USD to RMB reporting currency recorded in other comprehensive income was RMB1,875,003, RMB1,317,020 and RMB66,453,841 (USD9,665,310), respectively.

Recently Issued Accounting Pronouncements

Recently issued accounting pronouncements

As a company with less than USD1.07 billion in revenue for the last fiscal year, the company qualifies as an “emerging growth company” pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). An emerging growth company may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include a provision that an emerging growth company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Company has adopted the extended transition period.

In May 2014, the Financial Accounting Standard Board, or FASB, issued Accounting Standards Update, or ASU, 2014-09, Revenue from Contracts with Customers (Topic 606). The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry-specific guidance, in current U.S. GAAP.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

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Recently issued accounting pronouncements (continued)

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Group will adopt these amendments on January 1, 2019. The Group will adopt the new revenue standards using the full retrospective method. While the Group continue to evaluate possible impacts on our consolidated financial statements, ASU 2014-09 and the related ASUs are currently expected to impact either the amount or timing of revenue recognition as follows:

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Under the existing guidance, initial one-time franchise fee was recognized when the hotels opened for business and the Group had fulfilled its commitments and obligations. Upon adoption of new revenue standard, the one-time franchise fee will be recognized over the term of the franchise contract. This change is expected to reduce franchise revenue by approximately RMB25,601,110 (USD 3,723,527) for year ended December 31, 2018.

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Under the existing guidance, the Group adopted the incremental cost model to account for customer loyalty program. The estimated incremental costs are accrued and recorded as accruals for customer loyalty program as members accumulate points and are recognized as selling and marketing expense in the accompanying consolidated statements of comprehensive income. Under the new revenue standard, loyalty program is considered a separate performance obligation and the consideration allocated to the loyalty program will be recognized as revenue upon point redemption, net of any cost paid to the franchisees and other third parties. These changes are expected to decrease total revenues and selling and marketing expense expenses by RMB7,262,985 (USD 1,056,357) and RMB2,995,384 (USD 435,660) respectively for year ended December 31, 2018.

The new standard will require the Group to provide more robust disclosures than required by previous guidance, including disclosures related to disaggregation of revenue into appropriate categories, performance obligations, and the judgments made in revenue recognition determinations.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments—Overall (Subtopic 825-10), or ASU 2016-01, which requires all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee). This ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this ASU eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2018, including interim periods beginning after December 15, 2019. An entity should apply the amendments by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The amendments related to equity securities without readily determinable fair values (including disclosure requirements) should be applied prospectively to equity investments that exist as of the date of adoption of the ASU. For equity investments without readily determinable fair values, the Group will elect to use the measurement alternative defined as cost, less impairment, adjusted by observable price change. The Group anticipates that the adoption of ASU 2016-01 may increase the volatility of its other income/(expense), as a result of the remeasurement of its equity investments upon the occurrence of observable price change. Management expects that the cumulative catch-up adjustment upon adoption of ASU 2016-01 will not be material.

In February 2016, the FASB issued ASU No. 2016-02, Leases, or ASU 2016-02, which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases, or ASU 2018-10, to supersede ASU 2016-02. In addition, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted

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Improvements, that provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current GAAP (Topic 840, Leases). The updated guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed from previous U.S. GAAP. As of December 31, 2018, the Group has certain leases for its leased-and-operated hotels that are not currently recognized on its consolidated balance sheets. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of our portfolio.

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Recently issued accounting pronouncements (continued)

These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. The amendments in this ASU are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This ASU applies to all entities, including both business entities and not-for-profit entities that are required to present a statement of cash flows under Topic 230. This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The adoption of ASU 2016-15 will modify the Group’s current disclosures and classifications within the consolidated statement of cash flows but they are not expected to have a material effect on the Group’s consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. Topic 740, Income Taxes, prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. In addition, interpretations of this guidance have developed in practice for transfers of certain intangible and tangible assets. This prohibition on recognition is an exception to the principle of comprehensive recognition of current and deferred income taxes in U.S. GAAP. To more faithfully represent the economics of intra-entity asset transfers, the amendments in this ASU require that entities recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The amendments in this ASU do not change U.S. GAAP for the pre-tax effects of an intra-entity asset transfer under Topic 810, Consolidation, or for an intra-entity transfer of inventory. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual periods beginning after December 15, 2019. The Group does not expect the adoption will have material impact on the consolidation financial statement.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This ASU requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This ASU does not provide a definition of restricted cash or restricted cash equivalents. The amendments are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Group expects the adoption of this ASU will impact its cash flow presentations to the extent of its restricted cash balances. The balances of restricted cash of the Group are RMB3,000,000, and RMB 3,300,000 as of December, 31 2017 and 2018.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The amendments in this update clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The guidance is effective for interim and annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Group does not expect the adoption will have material impact on the consolidation financial statement.

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Recently issued accounting pronouncements (continued)

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2021. The guidance should be applied on a prospective basis. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In February 2017, the FASB issued ASU 2017-05 (“ASU 2017-05”), Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets. ASU 2017-05 defines an in-substance nonfinancial asset and clarifies guidance related to partial sales of nonfinancial assets. This standard is effective for annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Group does not expect the adoption will have a material impact on the Group’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. Under the new guidance, disclosure requirements on the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and the valuation processes for Level 3 fair value measurements are being removed; and for investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly. In addition, new disclosure requirements are added on the changes in unrealized gains and losses for the period included in other comprehensive loss for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, for certain unobservable inputs. An entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements. The guidance is effective for annual reporting periods and interim periods within annual periods beginning after December 15, 2019. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.